Derivative Instruments and Hedging Activities - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts (Detail)
₨ in Thousands, $ in Thousands
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount		$ 499,602
Foreign Currency Swap and Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount				$ 499,602
Fair Valuation of Swaps and Forward [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Current Liabilities	₨ 184,717	2,671
Notional Amount		30,781
Other Liabilities [Member] | Foreign Currency Swap and Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Other Liabilities			₨ 331,314	5,089
Other Assets [Member] | Foreign Currency Option Contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value	₨ 2,220,435	$ 32,106
Not Designated as Hedging Instrument [Member] | Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, notional amount				$ 5,852
Not Designated as Hedging Instrument [Member] | Prepaid Expenses and Other Current Asset [Member] | Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange derivative contracts, value | ₨			₨ 48,837